WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	ARGENTINA — 2.4%
45,790	Globant S.A.*	$7,510,018
	AUSTRALIA — 3.7%
362,932	HUB24 Ltd.	6,762,204
309,963	Lovisa Holdings Ltd.	5,073,531
		11,835,735
	BELGIUM — 2.0%
32,965	D'ieteren Group	6,414,286
	BRAZIL — 2.5%
421,890	CI&T, Inc. - Class A*	2,324,614
1,518,610	Grupo SBF S.A.	2,486,823
1,241,010	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	3,268,715
		8,080,152
	CANADA — 4.5%
48,395	Cargojet, Inc.	3,942,143
46,015	Descartes Systems Group, Inc.*	3,713,885
418,688	PrairieSky Royalty Ltd.	6,629,614
		14,285,642
	CHINA — 2.3%
3,285,000	China Overseas Property Holdings Ltd.	4,007,709
158,470	Xiamen Faratronic Co., Ltd. - Class A	3,371,489
		7,379,198
	DENMARK — 3.8%
326,964	ALK-Abello A/S*	5,073,368
81,335	Royal Unibrew A/S	7,090,034
		12,163,402
	FAROE ISLANDS — 1.8%
88,326	Bakkafrost P/F	5,702,280
	FRANCE — 3.5%
56,620	Gaztransport Et Technigaz S.A.	5,793,673
33,952	SOITEC*	5,448,293
		11,241,966
	GERMANY — 7.0%
93,364	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	4,220,010
140,482	Hensoldt A.G.	5,064,040
116,218	Puma S.E.	7,204,520

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
94,571	Scout24 S.E.	$5,624,888
		22,113,458
	INDIA — 2.3%
104,118	Campus Activewear Ltd.	422,262
342,895	UPL Ltd.	3,000,007
40,958	WNS Holdings Ltd. - ADR*	3,816,057
		7,238,326
	ISRAEL — 0.8%
241,194	Maytronics Ltd.	2,567,464
	ITALY — 4.7%
443,910	Ariston Holding N.V.	4,890,039
187,289	Stevanato Group S.p.A.	4,850,785
728,915	Technoprobe S.p.A.*	5,268,883
		15,009,707
	JAPAN — 13.9%
145,900	BayCurrent Consulting, Inc.	6,057,495
51,500	GMO Payment Gateway, Inc.	4,458,739
250,260	Japan Elevator Service Holdings Co., Ltd.	4,084,634
134,100	Jeol Ltd.	4,334,532
136,140	Kobe Bussan Co., Ltd.	3,801,325
351,300	Rakus Co., Ltd.	5,102,091
38,000	SHIFT, Inc.*	6,796,751
151,400	TechnoPro Holdings, Inc.	4,199,230
96,900	Visional, Inc.*	5,451,189
		44,285,986
	MEXICO — 6.3%
464,435	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	5,777,572
426,361	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - Class B	4,762,135
825,900	Qualitas Controladora S.A.B. de C.V.	5,284,018
555,700	Regional S.A.B. de C.V.	4,245,770
		20,069,495
	NORWAY — 3.0%
2,702,052	AutoStore Holdings Ltd.*	5,833,111
94,842	Kongsberg Gruppen A.S.A.	3,833,775
		9,666,886
	POLAND — 1.4%
48,587	Dino Polska S.A.*	4,413,174

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA — 0.0%
781,116	Cian PLC - ADR*,1	$—
125,247	HeadHunter Group PLC - ADR*,1	—
		—
	SAUDI ARABIA — 1.2%
152,723	Aldrees Petroleum and Transport Services Co.	3,869,274
	SWEDEN — 7.2%
339,370	Hemnet Group A.B.	5,709,028
308,865	Nordnet A.B. publ	5,092,339
135,627	Sdiptech A.B. - Class B*	3,151,507
200,101	Thule Group A.B.	4,935,718
78,349	Vitec Software Group A.B.	4,037,912
		22,926,504
	SWITZERLAND — 6.7%
46,691	Bachem Holding A.G.	4,695,089
646,628	Global Blue Group Holding A.G.*	3,879,768
296,196	Medmix A.G.[2]	6,192,277
110,770	PolyPeptide Group A.G.*,2	2,247,590
6,057	Siegfried Holding A.G.*	4,456,157
		21,470,881
	TAIWAN — 3.7%
564,000	E Ink Holdings, Inc.	3,442,457
208,000	Silergy Corp.	3,302,330
449,000	Sinbon Electronics Co., Ltd.	5,053,355
		11,798,142
	UNITED ARAB EMIRATES — 1.0%
995,395	Network International Holdings PLC*	3,006,078
	UNITED KINGDOM — 8.9%
524,958	Auto Trader Group PLC	4,004,408
2,420,845	Baltic Classifieds Group PLC	4,629,052
103,563	Dechra Pharmaceuticals PLC	3,390,749
125,799	Diploma PLC	4,380,229
36,395	Games Workshop Group PLC	4,335,234
352,021	RS GROUP PLC	3,980,235
93,849	Wizz Air Holdings PLC*	3,446,537
		28,166,444

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.5%
1,430,600	FPT Corp.	$4,830,829
	TOTAL COMMON STOCKS
	(Cost $317,520,986)	306,045,327

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 3.7%
11,733,542	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.59%[3]	11,733,542
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,733,542)	11,733,542
	TOTAL INVESTMENTS — 99.8%
	(Cost $329,254,528)	317,778,869
	Other Assets in Excess of Liabilities — 0.2%	666,156
	TOTAL NET ASSETS — 100.0%	$318,445,025

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2023, the value of these restricted securities amounted to $8,439,867 or 2.65% of total net assets. These restricted securities have not been deemed illiquid.
[3]	The rate is the annualized seven-day yield at period end.